Label	Element	Value
Neuberger Berman Emerging Markets Debt Fund
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Neuberger Berman Income Funds®

Supplement to the Summary Prospectuses and Prospectuses, dated February 28, 2014, and the Statement of Additional Information, dated February 28, 2014 (as amended April 1, 2014 for all Funds and April 17, 2014 for Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund and Neuberger Berman Short Duration High Income Fund), for Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3, and Class R6 shares, as applicable, of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund (formerly Neuberger Berman Emerging Markets Income Fund), Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Short Duration Bond Fund, and Neuberger Berman Short Duration High Income Fund (collectively with Neuberger Berman Unconstrained Bond Fund, the "Funds")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Change in Investment Policy (all Funds)

At a meeting held on December 17-18, 2014, the Board of Trustees of Neuberger Berman Income Funds approved revisions to each Fund's 80% investment policy relating to investments suggested by that Fund's name ("80% policy").

Effective February 28, 2015, each Fund's 80% policy as stated in its Summary Prospectuses, Prospectuses and Statement of Additional Information is revised as stated below. Each Fund's revised 80% policy supplements and supersedes any information to the contrary in its Summary Prospectuses, Prospectuses and Statement of Additional Information.

Neuberger Berman Emerging Markets Debt Fund:

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt and other instruments of issuers that are tied economically to emerging market countries and other investments that provide investment exposure to such debt instruments.

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Income Funds